Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			12 Months Ended			12 Months Ended
	May 07, 2013	Apr. 10, 2013	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Apr. 11, 2013	Jun. 30, 2012	May 07, 2013 Parent Issuer	Dec. 31, 2012 Parent Issuer	Dec. 31, 2011 Parent Issuer	May 07, 2013 ING International	May 31, 2013 ING International	Dec. 31, 2009 Accounting Standards Update 2009-17 and 2010-10	Dec. 31, 2010 Accounting Standards Update 2010-26 Prior to implementation	Dec. 31, 2012 Individual and Group Life Insurance Reserves	Dec. 31, 2012 Future Policy Benefits and Claims Reserves	Dec. 31, 2012 Investment contract
Item Effected [Line Items]
Number of reportable segments			3	3
Number of operating segments			5	5
Decrease in Future policy benefits					$ (10,700,000,000)
Rate required of collateral as a percent of market value of loans securities				102.00%
Percentage of collateral retained by lending agent for portions of the program				5.00%
Percentage of collateral transferred to company for portions of the program				95.00%
Percentage of loans third-party pricing source is unable to price an investment				2.00%
Property and equipment cost basis				463,500,000	501,700,000
Total accumulated depreciation				305,100,000	316,100,000
Depreciation expense				36,900,000	36,200,000	34,200,000
Long-term equity return assumption				9.00%
Long-term equity return assumption, cap				14.00%
Lookforward period				5 years
Capitalized sales inducements				35,100,000	39,900,000	55,000,000
Amortized amount of deferred sales inducements				62,600,000	14,000,000	102,100,000
Interest rate used to calculate present value of future benefits, low end																2.50%	3.00%
Interest rate used to calculate present value of future benefits, high end																7.70%	7.75%
Credited interest rate maximum on fixed annuities and payout contracts without life contingencies					8.00%	8.00%												8.00%
Increase in total assets after adoption of new accounting principle														1,700,000,000
Increase in total liabilities after adoption of new accounting principle														1,400,000,000
Difference in fair value of assets and liabilities recorded in Appropriated retained earnings														297,200,000
Impact to Retained earnings as a result of implementation of new accounting principle															1,200,000,000
Tax on impact to Retained earnings as a result of implementation of new accounting principle															300,800,000
Offering of shares by parent company and subsidiaries	65,192,307		30,769,230	0	0	0			30,769,230			34,423,077
Share price	$ 19.50
Proceeds from issuance of initial public offering	572,000,000
Underwriting fees	21,800,000
Offering costs	$ 6,200,000
Ownership by affiliate of parent company following IPO												75.00%	71.00%
Maximum number of shares granted to be acquired by affiliate's employees of parent												9,778,846
Additional shares acquired by affiliate's employees of parent												9,778,696
Total shares authorized		1,000,000,000
Common stock, shares authorized		900,000,000	900,000,000	900,000,000	900,000,000					900,000,000	900,000,000
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01					$ 0.01	$ 0.01
Preferred stock, shares authorized		100,000,000
Preferred stock, par value		$ 0.01
Stock split conversion ratio		2,295.248835
Common stock, shares issued			260,855,612	230,079,120	230,079,120		230,079,120			230,079,120	230,079,120
Common stock, shares outstanding			260,776,492	230,000,000	230,000,000		230,000,000	230,000,000		230,000,000	230,000,000
Treasury stock, shares			79,120	79,120	79,120		79,120			79,120	79,120